Expense Example {- Franklin Allocation VIP Fund} - FTVIP Class 4-61 - Franklin Allocation VIP Fund - Class 4	May 01, 2021 USD ($)
Expense Example:
1 year	$ 94
3 years	304
5 years	531
10 years	$ 1,185